Income Tax - Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Income tax rates	9.60%	8.90%	10.30%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	35.00%	30.00%
Tax rate effect from change in tax rate	5.00%	5.00%	35.00%	35.00%
UK | Dlocal OpCo UK LTD
Disclosure Of Income Taxes [Line Items]
Income tax rates	19.00%
UK | Dlocal Corp LLP
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates	34.00%
Brazil | Imposto de Renda de Pessoa Juridica
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Brazil | Contribuiyao Social sobre o Lucro Liquido
Disclosure Of Income Taxes [Line Items]
Income tax rates	9.00%
Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Argentina | Progressive Rate 1
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Argentina | Progressive Rate 2
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Argentina | Progressive Rate 3
Disclosure Of Income Taxes [Line Items]
Income tax rates		35.00%
Chile
Disclosure Of Income Taxes [Line Items]
General tax rate	27.00%
Chile | Propyme
Disclosure Of Income Taxes [Line Items]
General tax rate	10.00%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Morocco | Progressive Rate 1
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Morocco | Progressive Rate 2
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
Morocco | Progressive Rate 3
Disclosure Of Income Taxes [Line Items]
Income tax rates	31.00%